Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
Schedule of property and equipment
%
Computers and electronic equipment	10-33
Office furniture and lab equipment	6-20
Vehicles	33
Machines	10-20
Leasehold Improvement	10
Land	N/A

Schedule of property and equipment
	December 31,
	2021	2020
	(U.S. Dollars in thousands)

Office furniture and lab equipment	648	820
Computers and electronic equipment	1,109	151
Equipment and machinery	2,766	1762
Leasehold improvement	544	16
Vehicles	132	-
Land – See b below	6,314	6,297
Production line in construction – See b below	26,790	5,318
	38,303	14,364
Less: accumulated depreciation	(868)	(344)
Total property and equipment, net	37,435	14,020